BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-financial assets
Investments accounted for under the equity method	$ 91,489,194	$ 91,799,267	$ 92,344,598
AdeS Brand Investments
Impairment of non-financial assets
Recoverable amount		$ 1,627,000
Verde Campo brand
Impairment of non-financial assets
Recoverable amount	21,800
Investments accounted for under the equity method	34,600
Book value of investments	12,800
Investments written down	$ 21,800
Argentina
Impairment of non-financial assets
Discount rates		38.70%	33.10%
Chile
Impairment of non-financial assets
Discount rates		10.30%	9.30%
Brazil
Impairment of non-financial assets
Discount rates		11.20%	10.50%
Paraguay
Impairment of non-financial assets
Discount rates		12.00%	11.30%